FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Financial expenses:
Interest expense due to amortization of convertible notes			$ 202	$ 898	$ 0
Issuance expenses			40	137	0
Exchange rate			35	0	0
Other			7	6	9
Other Nonoperating Expense			284	1,041	9
Financial income:
Changes in values of deferred shares and liability related to warrants			(270)	(418)	(120)
Exchange rate			0	(22)	(17)
Other Nonoperating Income			(270)	(440)	(137)
Financial expense (income), net	$ (391)	$ 58	$ 14	$ 601	$ (128)	$ 3,224